LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Loss Per Share
	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Net loss	17,202	13,846	13,836
Shares used in computing net loss per ordinary share, basic and diluted	82,807,556	30,351,368	7,986,059
Net loss per ordinary share, basic and diluted	0.21	0.46	1.73

Schedule of Anti-Dilutive Securities
	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	(number)
Warrants and share options	23,405,225	22,088,616	6,328,643